Other non-current assets - third parties (Details) - Nonrelated Party - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related party balances and transactions
Contract cost assets	$ 39,306	$ 26,620
Others	4,080	3,569
Other non-current assets – third parties	$ 43,386	$ 30,189